SCHEDULE OF OTHER RECEIVABLES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Deposit		$ 200
UK R&D Credit		76,152
UK VAT receivable	3,723	11,151
Total other receivables	$ 3,723	$ 87,503